Investments - Teekay Offshore Acquisition of ALP Maritime Services B.V. - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 02, 2013	Mar. 14, 2014	Mar. 14, 2014
Net Investment Income [Line Items]
General and administrative	$ 140,917,000	$ 140,958,000	$ 144,296,000
Revenue	1,993,920,000	1,830,085,000	1,980,771,000
Net loss	124,002,000	35,480,000	(311,116,000)
Newbuildings [Member]
Net Investment Income [Line Items]
Expected cost of project	2,800,000,000
ALP Maritime Services B.V [Member]
Net Investment Income [Line Items]
Revenue	500,000
Net loss	(2,300,000)
Teekay Offshore [Member]
Net Investment Income [Line Items]
Purchase price paid in cash				253,000,000
Teekay Offshore [Member] | Long Distance Towing And Offshore Installation [Member]
Net Investment Income [Line Items]
Number of vessels	6
Teekay Offshore [Member] | ALP Maritime Services B.V [Member]
Net Investment Income [Line Items]
Percentage of ownership acquired					100.00%	100.00%
Expected cost of project					258,000,000
Purchase price paid in cash					2,616,000	2,616,000
Business Combination, Contingent Consideration Arrangements, Description	Teekay Offshore has the option to pay up to 50% of this compensation through the issuance of common units of Teekay Offshore. Each of the contingent compensation amounts are payable only if the three former shareholders are employed by ALP at the time the performance conditions are met.
General and administrative	500,000
Acquisition and success fee	1,000,000
Teekay Offshore [Member] | ALP Maritime Services B.V [Member] | Majority Shareholder [Member]
Net Investment Income [Line Items]
Number of shareholders					3	3
Teekay Offshore [Member] | ALP Maritime Services B.V [Member] | Delivered [Member] | Majority Shareholder [Member]
Net Investment Income [Line Items]
Contingent consideration payable					2,400,000	2,400,000
Teekay Offshore [Member] | ALP Maritime Services B.V [Member] | Contingent Consideration On Operating Results [Member] | Majority Shareholder [Member]
Net Investment Income [Line Items]
Contingent consideration payable					$ 2,600,000	$ 2,600,000
Teekay Offshore [Member] | ALP Maritime Services B.V [Member] | Newbuildings [Member] | Long Distance Towing And Offshore Installation [Member]
Net Investment Income [Line Items]
Number of vessels						4